Share-based Compensation Plans - Summary of RSA activity (Details) - Restricted Stock Awards - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares)	164,174
Granted (in shares)	0	65,000
Vested (in shares)	(60,096)
Forfeited (in shares)	0
Unvested the end of the period (in shares)	104,078	164,174
Weighted-Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 2.56
Granted (in dollars per share)	0
Vested (in dollars per share)	2.52
Forfeited (in dollars per share)	0
Unvested restricted common stock at the end of the period (in dollars per share)	$ 2.57	$ 2.56